Reconciliation of Plan Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 2,413,260	$ 2,156,481
Less: Deemed distributions	(54)	(39)
Net assets available for benefits per Form 5500	$ 2,413,206	$ 2,156,442